Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following:

	As of December 31,
	2018	2019
Finished goods	240,774	127,452
Raw materials	150,617	58,627
Work in process	193,012	8,728
Goods in transit	1,269	1,260
Total	585,672	196,067